      As filed with the Securities and Exchange Commission on May 16, 2003
                                 Securities Act Registration No. 333-99689
                                 Investment Company Act File No. 811-05807
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2
                        (Check appropriate box or boxes)


[X]      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]      Pre-Effective Amendment No. 3
[ ]      Post-Effective Amendment No. ___
                                                      and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]      Amendment No. 12

                             NAIC GROWTH FUND, INC.
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Exact Name of Registrant as Specified in Charter

          711 West Thirteen Mile Road, Madison Heights, Michigan 48071
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Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (248) 583-6242
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Registrant's Telephone Number, including Area Code

                    Kenneth S. Janke, NAIC Growth Fund, Inc.
          711 West Thirteen Mile Road, Madison Heights, Michigan 48071
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Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                                 With Copies to:

      Barbara A. Bowman, Esq.                     Steven J. Dickinson, Esq.
      Bodman, Longley & Dahling LLP               Dorsey & Whitney LLP
      34th Floor, 100 Renaissance Center          801 Grand, Suite 3900
      Detroit, Michigan 48243                     Des Moines, Iowa 50309

   As soon as practicable after this registration statement becomes effective.
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                  Approximate Date of Proposed Public Offering

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

It is proposed that this filing will become effective (check appropriate box)
         [_] when declared effective pursuant to section 8(c)

If appropriate, check the following box:
         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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         [_] this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is-___.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                        Proposed                Proposed
                                                         Maximum                 Maximum
  Title of Securities         Amount Being         Offering Price Per           Aggregate               Amount of
   Being Registered            Registered                 Unit               Offering Price          Registration Fee
Common stock                    5,000,000               $9.98(1)             $49,900,000 (1)            $4,591 (1)
 par value $0.001

(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(d) under the Securities Act of 1933, as amended, and based on the net asset value per share of $ 9.98 on September 5, 2002.

The registrant hereby amends this registration statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with the section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.



This Pre-Effective Amendment to the Registration Statement on Form N-2 consists of the following:

         (1) Facing Sheet of the Registration Statement
         (2) Part A- Use of Proceeds section only (following "Legal Proceedings" and preceding "Distribution Policy")
         (3) Signature Page
         (4) Power of Attorney

The remainder of Part A and all of Parts B and C are incorporated by reference to the Registration Statement on Form N-2 (File Nos. 333-99689 and 811-05807) filed on April 28, 2003.



                                 USE OF PROCEEDS

         The Fund estimates the net proceeds from the sale of the shares offered hereby will be $45,082,919, based on the Fund's net asset value of $9.05 on April 17, 2003, and a sale price per share of $9.53, an estimated $2,400,000 sales charge, and an estimated $167,081 in expenses, assuming that the offering continues for a two year period and all of the shares are sold in the offering. The Fund will invest subscription proceeds in the market as quickly as possible, consistent with the Fund's investment philosophy. The rate at which subscriptions are invested may vary, depending on the degree to which the Fund believes suitable investments exist, given conditions in the markets generally and with certain companies in particular, the rate at which subscriptions are received and other relevant factors. The Fund's goal is to invest subscription proceeds within one month of receipt of a subscription, but under certain market conditions and depending upon the availability of suitable investments, it may take up to three months to invest the proceeds.

         Pending such investment, it is anticipated that the proceeds will be invested in short-term debt obligations or instruments. Investments in such short-term debt obligations or investments may reduce the Fund's yield.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison Heights and State of Michigan on the 16th day of May, 2003.

                      NAIC GROWTH FUND, INC.


                      By:       /s/Kennth S. Janke
                      -------------------------------------------
                               Kenneth S. Janke
                      Its:     President and Treasurer



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates listed.



                                         *
                     -------------------------------------------
                     Thomas E. O'Hara, Director and Chairman
                     Date: May 16, 2003


                               /s/ Kenneth S. Janke
                     -------------------------------------------
                     Kenneth S. Janke, Director, President and Treasurer
                     Date: May 16, 2003


                                          *
                     -------------------------------------------
                     Lewis A. Rockwell, Director and Secretary
                     Date: May 16, 2003


                                          *
                     -------------------------------------------
                     Peggy L. Schmeltz, Director
                     Date: May 16, 2003


                                          *
                     -------------------------------------------
                     Luke E. Sims, Director
                     Date: May 16, 2003



                                          *
                     -------------------------------------------
                     Carl A. Holth, Director
                     Date: May 16, 2003


                                          *
                     -------------------------------------------
                     Benedict J. Smith, Director
                     Date: May 16, 2003

                                           *
                                  -------------------------------------------
                                  James M. Lane, Director
                                  Date: May 16, 2003

*By his signature below, Kenneth S. Janke, pursuant to duly executed powers of attorney filed with the Securities and Exchange Commission, has signed this Registration Statement on Form N-2 on May 16, 2003 on behalf of the above-listed persons designated by asterisks, in the capacities set forth by their respective names.

                                  /s/ Kenneth S.  Janke
                                  -------------------------------------------
                                  Kenneth S. Janke, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS: That the undersigned officers and directors of NAIC Growth Fund, Inc., a Maryland corporation (the "Fund"), do hereby constitute and appoint Thomas E. O'Hara, Kenneth S. Janke, Lewis A. Rockwell, and each of them, the lawful attorneys and agents or attorney and agent, with power and authority to do any and all acts and things and to execute any and all instruments which said attorneys and agents, and any one of them, determine may be necessary or advisable or required to enable said corporation to comply with the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, and any rules or regulations or requirements of the Securities and Exchange Commission in connection with a Registration Statement on Form N-2 relating to the offer and sale of 5,000,000 shares of common stock of the Fund. Without limiting the generality of the foregoing power and authority, the powers granted include the power and authority to sign the names of the undersigned officers and directors in the capacities indicated below to the Registration Statement, to any and all amendments, both pre-effective and post-effective, and supplements to the Registration Statement, and to any and all instruments or documents filed as part of or in conjunction with the Registration Statement or amendments or supplements thereto, and each of the undersigned hereby ratifies and confirms all that said attorneys and agents or any of them shall do or cause to be done by virtue hereof. This Power of Attorney may be signed in several counterparts.

         IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney as of the date indicated by his or her name.


    /s/ Thomas E. O'Hara
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Thomas E. O'Hara, Director and Chairman
Date: April 18, 2002


    /s/ Kenneth S. Janke
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Kenneth S. Janke, Director, President and Treasurer
Date: April 18, 2002


    /s/ Lewis A. Rockwell
---------------------------------------------
Lewis A. Rockwell, Director and Secretary
Date: April 18, 2002


    /s/ Peggy L. Schmeltz
---------------------------------------------
Peggy L. Schmeltz, Director
Date: April 18, 2002


    /s/ Luke E. Sims
---------------------------------------------
Luke E. Sims, Director
Date: April 18, 2002


    /s/ Carl A. Holth
---------------------------------------------
Carl A. Holth, Director
Date: April 18, 2002


    /s/ Benedict J. Smith
---------------------------------------------
Benedict J. Smith, Director
Date: April 18, 2002


    /s/ James M. Lane
---------------------------------------------
James M. Lane, Director
Date: April 18, 2002